ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jan. 14, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Feb. 06, 2020	Feb. 07, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		$ 19,058	$ 16,275	$ 22,177	$ 14,668
Other comprehensive income (loss)		54	28	(1,756)	106
Class A Shares of BIPC, Issuance, Value				0
Other items		0	8	168	173
Balance as		18,743	16,233	18,743	16,233
Non-controlling Interest - Exchange LP Units, equity [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		14	23	18	71
Other comprehensive income (loss)		0	0	(2)	0
Class A Shares of BIPC, Issuance, Value				0
Other items		(1)	(1)	(2)	(48)
Balance as		12	21	12	21
Non-controlling Interest - Exchange LP Units, equity [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				5	4
Other comprehensive income (loss)				(2)
Balance as		3	4	3	4
Non-controlling Interest - Exchange LP Units, equity [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				3	2
Other comprehensive income (loss)				0
Balance as		3	2	3	2
Non-controlling Interest - Exchange LP Units, equity [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				1	1
Other comprehensive income (loss)				(2)
Balance as		(1)	1	(1)	1
Non-controlling Interest - Exchange LP Units, equity [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0
Other comprehensive income (loss)				0
Balance as		0	0	0	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(1)	(1)
Other comprehensive income (loss)				0
Balance as		(1)	(1)	(1)	(1)
Non-controlling Interest - Exchange LP Units, equity [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0
Other comprehensive income (loss)				0
Balance as		0	0	0	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0
Other comprehensive income (loss)				0
Balance as		0	0	0	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				2	2
Other comprehensive income (loss)				0
Balance as		2	2	2	2
Non-controlling Interest - Redeemable Partnership Units [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		1,606	1,863	2,039	1,823
Other comprehensive income (loss)		4	(5)	(240)	(4)
Class A Shares of BIPC, Issuance, Value				(183)
Other items		0	2	41	106
Balance as		1,520	1,815	1,520	1,815
Non-controlling Interest - Redeemable Partnership Units [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(47)	125	223	112
Other comprehensive income (loss)		4	(5)	(240)	(4)
Class A Shares of BIPC, Issuance, Value				5
Other items		0	0	(31)	12
Balance as		(43)	120	(43)	120
Non-controlling Interest - Redeemable Partnership Units [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				391	296
Other comprehensive income (loss)				(7)	0
Class A Shares of BIPC, Issuance, Value				0
Other items				(18)	0
Balance as		366	296	366	296
Non-controlling Interest - Redeemable Partnership Units [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(546)	(552)
Other comprehensive income (loss)				(257)	12
Class A Shares of BIPC, Issuance, Value				5
Other items				(13)	9
Balance as		(811)	(531)	(811)	(531)
Non-controlling Interest - Redeemable Partnership Units [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				14	40
Other comprehensive income (loss)				19	(8)
Class A Shares of BIPC, Issuance, Value				0
Other items				0	3
Balance as		33	35	33	35
Non-controlling Interest - Redeemable Partnership Units [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(37)	(43)
Other comprehensive income (loss)				(18)	6
Class A Shares of BIPC, Issuance, Value				0
Other items				0	0
Balance as		(55)	(37)	(55)	(37)
Non-controlling Interest - Redeemable Partnership Units [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(2)	(16)
Other comprehensive income (loss)				12	8
Class A Shares of BIPC, Issuance, Value				0
Other items				0	0
Balance as		10	(8)	10	(8)
Non-controlling Interest - Redeemable Partnership Units [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(4)	(4)
Other comprehensive income (loss)				(1)	(1)
Class A Shares of BIPC, Issuance, Value				0
Other items				0	0
Balance as		(5)	(5)	(5)	(5)
Non-controlling Interest - Redeemable Partnership Units [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				407	391
Other comprehensive income (loss)				12	(21)
Class A Shares of BIPC, Issuance, Value				0
Other items				0	0
Balance as		419	370	419	370
Limited Partners 1 [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		4,008	4,633	5,048	4,513
Other comprehensive income (loss)		11	(13)	(574)	(10)
Class A Shares of BIPC, Issuance, Value				(441)
Other items		19	7	118	304
Balance as		3,823	4,521	3,823	4,521
Limited Partners 1 [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(168)	238	473	209
Other comprehensive income (loss)		11	(13)	(574)	(10)
Class A Shares of BIPC, Issuance, Value				18
Other items		0	0	(74)	26
Balance as		(157)	225	(157)	225
Limited Partners 1 [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				899	667
Other comprehensive income (loss)				(16)	0
Class A Shares of BIPC, Issuance, Value				0
Other items				(43)	0
Balance as		840	667	840	667
Limited Partners 1 [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(1,324)	(1,336)
Other comprehensive income (loss)				(620)	30
Class A Shares of BIPC, Issuance, Value				18
Other items				(31)	20
Balance as		(1,957)	(1,286)	(1,957)	(1,286)
Limited Partners 1 [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				30	95
Other comprehensive income (loss)				46	(21)
Class A Shares of BIPC, Issuance, Value				0
Other items				0	6
Balance as		76	80	76	80
Limited Partners 1 [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(82)	(96)
Other comprehensive income (loss)				(42)	13
Class A Shares of BIPC, Issuance, Value				0
Other items				0	0
Balance as		(124)	(83)	(124)	(83)
Limited Partners 1 [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	(33)
Other comprehensive income (loss)				30	21
Class A Shares of BIPC, Issuance, Value				0
Other items				0	0
Balance as		30	(12)	30	(12)
Limited Partners 1 [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(18)	(18)
Other comprehensive income (loss)				0	(2)
Class A Shares of BIPC, Issuance, Value				0
Other items				0	0
Balance as		(18)	(20)	(18)	(20)
Limited Partners 1 [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				968	930
Other comprehensive income (loss)				28	(51)
Class A Shares of BIPC, Issuance, Value				0
Other items				0	0
Balance as		996	879	996	879
Non-controlling Interest - Class A Shares, equity [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		625		0
Other comprehensive income (loss)		2		1
Class A Shares of BIPC, Issuance, Value				626
Other items		(18)		(18)
Balance as		576		576
Non-controlling Interest - Class A Shares, equity [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				1
Class A Shares of BIPC, Issuance, Value				(23)
Balance as		(22)		(22)
Non-controlling Interest - Class A Shares, equity [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				0
Class A Shares of BIPC, Issuance, Value				0
Balance as		0		0
Non-controlling Interest - Class A Shares, equity [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				0
Class A Shares of BIPC, Issuance, Value				(23)
Balance as		(23)		(23)
Non-controlling Interest - Class A Shares, equity [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				0
Class A Shares of BIPC, Issuance, Value				0
Balance as		0		0
Non-controlling Interest - Class A Shares, equity [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				5
Class A Shares of BIPC, Issuance, Value				0
Balance as		5		5
Non-controlling Interest - Class A Shares, equity [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				4
Class A Shares of BIPC, Issuance, Value				0
Balance as		4		4
Non-controlling Interest - Class A Shares, equity [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				(1)
Class A Shares of BIPC, Issuance, Value				0
Balance as		(1)		(1)
Non-controlling Interest - Class A Shares, equity [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0
Other comprehensive income (loss)				(7)
Class A Shares of BIPC, Issuance, Value				0
Balance as		(7)		(7)
General Partner 1 [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		19	22	24	22
Other comprehensive income (loss)		0	0	(3)
Class A Shares of BIPC, Issuance, Value				(2)
Other items			0	0	0
Balance as		17	23	17	23
General Partner 1 [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				4	3
Other comprehensive income (loss)				(3)
Balance as		1	3	1	3
General Partner 1 [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				6	5
Other comprehensive income (loss)				0
Balance as		6	5	6	5
General Partner 1 [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(9)	(9)
Other comprehensive income (loss)				(3)
Balance as		(12)	(9)	(12)	(9)
General Partner 1 [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				2	2
Other comprehensive income (loss)				0
Balance as		2	2	2	2
General Partner 1 [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0
Other comprehensive income (loss)				0
Balance as		0	0	0	0
General Partner 1 [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0
Other comprehensive income (loss)				0
Balance as		0	0	0	0
General Partner 1 [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0
Other comprehensive income (loss)				0
Balance as		0	0	0	0
General Partner 1 [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				5	5
Other comprehensive income (loss)				0
Balance as		$ 5	$ 5	5	5
Chilean toll roads
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, before tax				44	$ 38
Disposal of ownership interest, percentage						33.00%	33.00%
Colombian Regulated Distribution Operation [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, before tax	$ 44
Disposal of ownership interest, percentage	17.00%
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity				$ 61